Accumulated other comprehensive income (loss) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									$ 239		$ (35)		$ 130
Interest expense excluding Financial Products									(484)		(465)		(467)
Interest expense of Financial Products									(624)		(727)		(797)
Tax (provision) benefit									(1,380)		(1,319)		(2,528)
Reclassifications net of tax	757	1,017	999	922	1,003	946	960	880	3,695	[1]	3,789	[1]	5,681	[1]
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassifications net of tax									(299)		(510)
Reclassification out of Accumulated Other Comprehensive Income | Pension and other postretirement benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Amortization of actuarial gain (loss)									(519)		(781)
Amortization of prior service credit (cost)									38		54
Amortization of transition asset (obligation)									0		(2)
Reclassifications before tax									(481)		(729)
Tax (provision) benefit									162		247
Reclassifications net of tax									(319)		(482)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Reclassifications before tax									(6)		(66)
Tax (provision) benefit									2		25
Reclassifications net of tax									(4)		(41)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									5		(57)
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Machinery, Energy & Transportation
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									0		(3)
Interest expense excluding Financial Products									(5)		0
Reclassification out of Accumulated Other Comprehensive Income | Derivative financial instruments | Interest rate contracts | Financial Products
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Interest expense of Financial Products									(6)		(6)
Reclassification out of Accumulated Other Comprehensive Income | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income
Other income (expense)									35		19
Tax (provision) benefit									(11)		(6)
Reclassifications net of tax									$ 24		$ 13

[1]	1 Profit attributable to common stockholders.